OPERATING LEASES	12 Months Ended
Dec. 31, 2020
OPERATING LEASES
OPERATING LEASES

19. OPERATING LEASES

The Company leases its facilities and offices under non-cancelable operating lease agreements. These leases expire through 2022 and are renewable upon negotiation.

The following table provides a summary of leases where we are the leasee are presented as follows within our consolidated financial statements:

Assets/Liabilities	December 31, 2019	December 31, 2020
Right-of-use assets	$2,252	$74
Lease liabilities - current	1,785	39
Lease liabilities – non-current	810	26
Total lease liabilities	$2,595	$65

19. OPERATING LEASES (cont.)

The operating lease cost and short-term lease cost for the years ended December 31, 2019 and 2020 were as follows:

	Year ended December 31, 2019	Year ended December 31, 2020
Operating lease expense excluding short-term rental expense	1,811	$182
Short-term lease cost	1,597	434
Total lease cost	3,408	$616

Lease term and discount rate information related to leases where we are lessee is as follows:

	December 31, 2019	December 31, 2020
Weighted-average remaining lease terms	1.9 years	1.7 years
Weighted-average discount rate	10.92%	10.30%

19. OPERATING LEASES (cont.)

Supplemental cash flow information related to leases where we are lessee is as follows:

	December 31, 2019	December 31, 2020
Cash paid for amounts included in the measurement of lease liabilities	—	—
Operating cash outflows from operating leases	$1,211	$27

Maturities of lease liabilities as of December 31, 2020 were as follows:

Operating Leases

2021	$44
2022	27
Total undiscounted lease payment	$71
Less: Imputed interest	6
Present value of lease liabilities	$65